Net Loss Per Share - Computation of Basic and Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator used in basic and diluted net loss per share:
Net loss attributable to ordinary shareholders of Puxin Limited	¥ (518,533)	$ (74,482)	¥ (833,411)	¥ (397,313)
Shares (denominator):
Weighted average common shares outstanding used in computing basic and diluted net loss per share (Note 1)	170,903,317	170,903,317	144,157,947	99,705,361
Net loss per share basic and diluted | (per share)	¥ (3.03)	$ (0.44)	¥ (5.78)	¥ (3.98)